Nuance Mid Cap Value Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Consumer Discretionary - 1.0%
Gentherm, Inc. (a)	183,309	$6,993,238
NIKE, Inc. - Class B	44,972	3,458,347
Polaris Industries Inc.	72,644	3,465,119
		13,916,704

Consumer Staples - 19.6%
Beiersdorf AG - ADR	137,199	3,665,957
Calavo Growers, Inc.	754,915	17,280,004
Clorox Co.	151,402	24,024,469
Estee Lauder Companies, Inc. - Class A	1,188,525	99,158,641
Henkel AG & Co. KGaA - ADR	3,444,048	66,332,365
JDE Peet's NV - ADR	964,040	8,334,126
Kimberly-Clark Corp.	244,486	31,775,845
McCormick & Co., Inc.	177,685	13,722,613
Mission Produce, Inc. (a)	979,284	11,643,687
Target Corp.	19,718	2,719,309
		278,657,016

Financials - 8.6%
Everest Re Group, Ltd.	10,176	3,536,262
Globe Life, Inc.	533,739	65,164,194
Independent Bank Corp.	54,467	3,658,004
Northern Trust Corp.	318,615	35,777,278
Reinsurance Group of America, Inc.	62,402	14,218,920
		122,354,658

Health Care - 22.6%
Becton Dickinson & Co.	15,546	3,849,190
Dentsply Sirona, Inc.	5,247,571	103,692,003
Envista Holdings Corp. (a)	1,703,607	34,958,016
Henry Schein, Inc. (a)	652,757	52,220,560
Hologic, Inc. (a)	399,011	28,784,653
Qiagen NV	1,553,461	69,346,516
Solventum Corp. (a)	381,118	28,225,599
		321,076,537

Industrials - 16.0%
3M Co.	23,616	3,594,355
CNH Industrial NV	270,144	3,479,455
Daikin Industries Ltd. - ADR	323,125	3,787,025
Graco Inc.	164,089	13,811,371
IDEX Corp.	55,737	12,502,367
J.B. Hunt Transport Services, Inc.	20,737	3,550,589
Knight-Swift Transportation Holdings, Inc.	306,649	17,506,591
Legrand SA - ADR	182,906	3,720,308
Lindsay Corp.	52,251	7,011,562
Lockheed Martin Corp.	7,720	3,573,974
Marten Transport Ltd.	1,604,601	24,710,855
Nordson Corp.	17,079	3,761,137
Northrop Grumman Corp.	41,826	20,380,555
Paycor HCM, Inc. (a)	795,493	17,604,260
Sensata Technologies Holding PLC	122,934	3,338,888
Spirax Group PLC - ADR	218,960	10,952,379
Toro Co.	220,997	18,402,420
Werner Enterprises, Inc.	1,556,797	56,200,372
		227,888,463

Information Technology - 3.6%
Applied Materials, Inc.	22,316	4,024,691
Lam Research Corp.	53,311	4,320,856
ON Semiconductor Corp. (a)	134,273	7,027,849
Rogers Corp. (a)	347,338	32,319,801
TE Connectivity PLC	23,840	3,527,605
		51,220,802

Materials - 0.5%
AptarGroup, Inc.	43,264	6,798,938

Real Estate - 0.7%
Alexandria Real Estate Equities, Inc.	35,261	3,432,658
Healthpeak Properties, Inc.	345,165	7,131,109
		10,563,767

Utilities - 16.6%
American Water Works Co., Inc.	227,682	28,378,284
Avista Corp.	386,990	14,171,574
California Water Service Group	811,881	36,770,091
IDACORP, Inc.	65,293	7,178,312
Pennon Group PLC - ADR	3,769,047	53,784,301
Portland General Electric Co.	331,289	13,629,229
Severn Trent PLC - ADR	116,259	3,634,256
SJW Group	596,698	29,972,141
United Utilities Group PLC - ADR	1,926,017	48,786,011
		236,304,199
TOTAL COMMON STOCKS (Cost $1,233,241,292)		1,268,781,084

PREFERRED STOCKS - 1.8%	Shares	Value
Financials - 1.8%
Charles Schwab Corp., Series D, 5.95%, Perpetual	869,004	21,968,421
MetLife, Inc., (Call 03/15/2025 @ $25.00), Series F, 4.75%, Perpetual	172,091	3,610,469
TOTAL PREFERRED STOCKS (Cost $24,215,231)		25,578,890

CONVERTIBLE PREFERRED STOCKS - 0.2%	Shares	Value
Materials - 0.2%
Albemarle Corp., 7.25%, 03/01/2027	82,375	3,337,835
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,661,019)		3,337,835

SHORT-TERM INVESTMENTS - 8.7%		Value
Money Market Funds - 8.7%	Shares
First American Government Obligations Fund - Class X, 4.32% (b)	123,267,404	123,267,404
TOTAL SHORT-TERM INVESTMENTS (Cost $123,267,404)		123,267,404

TOTAL INVESTMENTS - 99.9% (Cost $1,384,384,946)		1,420,965,213
Other Assets in Excess of Liabilities - 0.1%		1,269,101
TOTAL NET ASSETS - 100.0%		$1,422,234,314
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Nuance Mid Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,268,781,084	$–	$–	$1,268,781,084
Preferred Stocks	25,578,890	–	–	25,578,890
Convertible Preferred Stocks	3,337,835	–	–	3,337,835
Money Market Funds	123,267,404	–	–	123,267,404
Total Investments	$1,420,965,213	$–	$–	$1,420,965,213

Refer to the Schedule of Investments for further disaggregation of investment categories.